Other (Income)/Deductions - Net - Footnotes - Royalty Income (Details) - USD ($) $ in Millions			12 Months Ended
		Oct. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty income	[1]		$ 905	$ 922	$ 1,002
Xtandi [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty income	[1]		63
Collaborative Arrangement, Co-promotion [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty revenue, term		36 months
Collaborative Arrangement, Co-promotion [Member] | Enbrel [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Decrease in royalty revenue	[1]		$ (54)
Royalty revenue, term	[1]		36 months
Venezuela [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Reduction in labor force, percentage				36.00%

[1]	Royalty-related income decreased in 2016, reflecting lower royalty income for Enbrel of $54 million, resulting from the expiration on October 31, 2016 of the 36-month royalty period under the collaboration agreement for Enbrel in the U.S. and Canada (the collaboration period under the agreement expired on October 31, 2013), and the expiration of other royalty agreements, partially offset by Xtandi royalty-related income of $63 million.